FINANCIAL ASSETS AND LIABILITIES Narrative (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) vessel t $ / d	Dec. 31, 2019 USD ($) vessel t $ / d
Interest rate swaps
Derivative [Line Items]
Derivative notional amount | $	$ 500.0	$ 500.0
Capesize, Forward Freight Agreements
Derivative [Line Items]
Derivative, average ceiling price (USD per day) | $ / d	30,500	30,500
Derivative, average floor price (USD per day) | $ / d	15,250	15,250
FFA Call Options
Derivative [Line Items]
Remaining maturities	720 days
Average price (USD per day) | $ / d	21,000
Capesize, Forward Freight Agreements, Maturing in 2020 | Capesize Vessels
Derivative [Line Items]
Number of owned vessels | vessel	2	2
Bunker derivatives
Derivative [Line Items]
Derivative, nonmonetary notional amount, mass | t	26,600	4,200
Norway, Krone | Currency Swap
Derivative [Line Items]
Derivative notional amount | $	$ 3.5	$ 2.6
Euro Member Countries, Euro | Currency Swap
Derivative [Line Items]
Derivative notional amount | $	$ 0.7	$ 6.1
Long | Capesize, Forward Freight Agreements, Maturing in 2020
Derivative [Line Items]
Remaining maturities	505 days	695 days
Long | Capesize, Forward Freight Agreements, Maturing in 2021
Derivative [Line Items]
Remaining maturities	240 days	120 days
Long | Capesize, Forward Freight Agreements, Maturing in 2022
Derivative [Line Items]
Remaining maturities	180 days	120 days